State Street Institutional Investment Trust

Supplement dated September 29, 2015

to the Statement of Additional Information (the “SAI”)

dated April 30, 2015, as amended September 4, 2015

State Street Equity 500 Index II Portfolio

State Street Global Equity Ex-U.S. Index Portfolio

(the “Portfolios”)

Effective September 30, 2015, the following replaces the non-fundamental investment restrictions regarding the Portfolios on page 25 of the SAI:

The following restrictions are designated as non-fundamental with respect to the State Street Equity 500 Index II Portfolio and State Street Global Equity Ex-U.S. Index Portfolio, and may be changed by the Trust’s Board of Trustees without shareholder approval.

1.	A Portfolio will neither invest in securitized instruments (including asset-backed securities, mortgage-backed securities, or asset-backed commercial paper) nor sweep excess cash into any non-governmental money market fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

State Street Institutional Investment Trust

Supplement dated September 29, 2015

to the Statement of Additional Information (the “SAI”)

dated April 30, 2015, as amended September 4, 2015

State Street Equity 500 Index Fund

State Street Global Equity ex-U.S. Index Fund

(the “Funds”)

Effective September 30, 2015, the following replaces the non-fundamental investment restrictions regarding the Funds on page 33 of the SAI:

The following restrictions are designated as non-fundamental with respect to the State Street Equity 500 Index Fund and State Street Global Equity ex-U.S. Index Fund and may be changed by the Trust’s Board of Trustees without shareholder approval.

1.	A Fund will neither invest in securitized instruments (including asset-backed securities, mortgage-backed securities, or asset-backed commercial paper) nor sweep excess cash into any non-governmental money market fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE